Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable – third parties	184,546	422,743
Less: Allowance for doubtful accounts, third parties	—	(4,521)
Accounts receivable – third parties, net	184,546	418,222

Accounts receivable – related parties	768,747	485,358
Less: Allowance for doubtful accounts	—	(2,366)
Accounts receivable – related parties, net	768,747	482,992

The movement of the allowance for doubtful accounts receivables is as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions	360	—	6,887
Write-off	(360)	—	—
Balance at the end of the year	—	—	6,887